Note 1 - Nature of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Bearing Deposits Maturity Period (Year)	1 year
Debt Securities, Trading	$ 0
Financing Receivable, Held-for-Sale	0
Advertising Expense	566	$ 610	$ 573
Financing Receivable, Accrued Interest, after Allowance for Credit Loss	$ 2,397	$ 1,981
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Construction Loans for Residential Properties [Member] | Land Development And Construction Loans [Member] | Minimum [Member]
Financing Receivable, Maturity Period (Month)	6 months
Construction Loans for Residential Properties [Member] | Land Development And Construction Loans [Member] | Maximum [Member]
Financing Receivable, Maturity Period (Month)	12 months
Construction Loans for Non-residential and Multi-family Properties [Member] | Land Development And Construction Loans [Member] | Minimum [Member]
Financing Receivable, Maturity Period (Month)	24 months
Construction Loans for Non-residential and Multi-family Properties [Member] | Land Development And Construction Loans [Member] | Maximum [Member]
Financing Receivable, Maturity Period (Month)	36 months